CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue from third parties		$ 345,564	$ 185,933,821	$ 278,024,867	$ 125,379,786	[1]
Revenue from related party		26,600,000		99,718,005	18,973,054	[1]
Total revenue		26,945,564	185,933,821	377,742,872	144,352,840	[1]
Cost of revenue from third parties		257,406	23,280,931	130,464,906	137,188,393	[1]
Cost of revenue from related parties			162,259,754	244,110,132
Gross profit		26,688,158	393,136	3,167,834	7,164,447	[1]
Operating expenses:
Selling, general and administrative expenses		4,187,868	3,737,999	22,471,976	13,129,313	[1]
Research and development expense			46,022	1,654,491	406,845	[1]
Professional fees		1,360,214	712,933	4,749,799	3,200,885	[1]
Depreciation and amortization		244,178	10,205	352,332	308,102	[1]
Impairment of other intangible assets				134,290	216,468	[1]
Total operating expenses		5,792,260	4,507,159	29,362,888	17,261,613	[1]
Loss from operations		20,895,898	(4,114,023)	(26,195,054)	(10,097,166)	[1]
Interest and other income (expense):
Interest expense, net		(735,205)	(28,035)	(804,595)	(94,618)	[1]
Change in fair value of warrant liabilities	[1]				(112,642)
Equity in loss of equity method investees		(280,486)	(19,743)	(180,625)	(129,193)	[1]
Loss on disposal of subsidiaries				(1,183,289)
Others		(57,858)	348,988	(99,765)	(426,698)	[1]
Loss before income taxes and non-controlling interest		19,822,349	(3,812,813)	(28,463,328)	(10,860,317)	[1]
Income tax benefit		86,405		40,244
Net loss		19,908,754	(3,812,813)	(28,423,084)	(10,860,317)	[1],[2]
Net loss attributable to non-controlling interest		17,761	91,444	996,728	357,268	[1]
Net loss attributable to IDEX common shareholders		$ 19,926,515	$ (3,721,369)	$ (27,426,356)	$ (10,503,049)	[1]
Basic and diluted loss per share (in dollars per share)				$ (0.35)	$ (0.17)	[1]
Net earning (loss) per share
Basic (in dollars per shares)		$ 0.19	$ (0.05)	0.35	0.17
Diluted (in dollars per shares)		$ 0.18	$ (0.05)	$ 0.35	$ 0.17
Weighted average shares outstanding:
Basic (in shares)		105,345,673	68,816,303	78,386,116	61,182,209
Diluted (in shares)		116,301,236	68,816,303	78,386,116	61,182,209
Basic and diluted (in shares)				78,386,116	61,182,209	[1]

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")